DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 21,276	$ 12,570
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	17,257	9,728
Effective Portion	(486)	764
Ineffective Portion	(9)	1
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	16,457	9,308
Effective Portion	(459)	529
Ineffective Portion	(9)	1
Net investment hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	800	420
Effective Portion	(27)	235
Ineffective Portion	$ 0	$ 0